Organization and Nature of Operations (Details) - Schedule of disposal consideration	Dec. 31, 2021 USD ($)
Schedule of disposal consideration [Abstract]
Disposal consideration
Net assets disposed, excluding intangible assets and the related deferred tax liabilities	(38,102)
Intangible assets, net
Deferred tax liabilities
Non-controlling interests	12,530
Investment income	25,572
Total